Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income Tax Contingency [Line Items]
U.S. statutory rate		28.00%	35.00%	35.00%
Cumulative provisional net charge in income tax expense due to change to territorial tax system		$ 8,000,000
Cash paid for income taxes		$ 21,300,000	$ 23,600,000	$ 18,500,000
Effective income tax rate, reductions		0.17%	0.31%	0.37%
Interest and penalties recognized within income tax expense (benefit)		$ 300,000	$ 500,000	$ 0
Interest and penalties accrued		600,000	300,000
Unrecognized tax benefits that would impact effective tax rate		1,600,000	$ 1,300,000
Unrecognized tax benefits expected decrease during the next 12 months		$ 3,400,000
Internal Revenue Service | Earliest Tax Year
Income Tax Contingency [Line Items]
Tax year remain open to examination		2015
Internal Revenue Service | Latest Tax Year
Income Tax Contingency [Line Items]
Tax year remain open to examination		2018
State Jurisdictions | Earliest Tax Year
Income Tax Contingency [Line Items]
Tax year remain open to examination		2013
State Jurisdictions | Latest Tax Year
Income Tax Contingency [Line Items]
Tax year remain open to examination		2018
Foreign Taxing Jurisdictions | Earliest Tax Year
Income Tax Contingency [Line Items]
Tax year remain open to examination		2008
Foreign Taxing Jurisdictions | Latest Tax Year
Income Tax Contingency [Line Items]
Tax year remain open to examination		2018
U.S. Federal
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination		2016
Subsidiaries in Philippines
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination		2017
Subsidiary in Germany | Earliest Tax Year
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination		2012
Subsidiary in Germany | Latest Tax Year
Income Tax Contingency [Line Items]
Income tax examination, year(s) under examination		2015
Maximum
Income Tax Contingency [Line Items]
Tax cut and job act measurement period		1 year
Scenario Plan
Income Tax Contingency [Line Items]
U.S. statutory rate	21.00%